RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Schedule of the consolidated statements of financial position location and carrying value of the Company's derivative instruments

December 31, 2015	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non-Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	6	2	2	10	(3)	7
Interest rate contracts	2	-	-	2	(2)	-
Commodity contracts	7	-	772	779	(211)	568
Other contracts	-	-	-	-	-	-
	15	2	774	791	(216)	575
Deferred amounts and other assets (Note 13)
Foreign exchange contracts	114	4	10	128	(127)	1
Interest rate contracts	18	-	-	18	(14)	4
Commodity contracts	7	-	220	227	(77)	150
Other contracts	-	-	-	-	-	-
	139	4	230	373	(218)	155
Accounts payable and other (Note 16)
Foreign exchange contracts	(1)	(106)	(765)	(872)	3	(869)
Interest rate contracts	(379)	-	(185)	(564)	2	(562)
Commodity contracts	-	-	(501)	(501)	194	(307)
Other contracts	(2)	-	(6)	(8)	-	(8)
	(382)	(106)	(1,457)	(1,945)	199	(1,746)
Other long-term liabilities (Note 18)
Foreign exchange contracts	-	(252)	(2,796)	(3,048)	127	(2,921)
Interest rate contracts	(405)	-	(224)	(629)	14	(615)
Commodity contracts	-	-	(260)	(260)	77	(183)
Other contracts	(8)	-	(5)	(13)	-	(13)
	(413)	(252)	(3,285)	(3,950)	218	(3,732)
Total net derivative asset/(liability)
Foreign exchange contracts	119	(352)	(3,549)	(3,782)	-	(3,782)
Interest rate contracts	(764)	-	(409)	(1,173)	-	(1,173)
Commodity contracts	14	-	231	245	(17)	228
Other contracts	(10)	-	(11)	(21)	-	(21)
	(641)	(352)	(3,738)	(4,731)	(17)	(4,748)

December 31, 2014	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non-Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	3	7	3	13	(13)	-
Interest rate contracts	8	-	-	8	(7)	1
Commodity contracts	34	-	501	535	(130)	405
Other contracts	4	-	8	12	-	12
	49	7	512	568	(150)	418
Deferred amounts and other assets (Note 13)
Foreign exchange contracts	33	18	-	51	(51)	-
Interest rate contracts	5	-	-	5	(5)	-
Commodity contracts	17	-	118	135	(43)	92
Other contracts	5	-	3	8	-	8
	60	18	121	199	(99)	100
Accounts payable and other (Note 16)
Foreign exchange contracts	(3)	(80)	(218)	(301)	13	(288)
Interest rate contracts	(438)	-	-	(438)	7	(431)
Commodity contracts	-	-	(281)	(281)	97	(184)
	(441)	(80)	(499)	(1,020)	117	(903)
Other long-term liabilities (Note 18)
Foreign exchange contracts	-	(49)	(1,147)	(1,196)	51	(1,145)
Interest rate contracts	(576)	-	-	(576)	5	(571)
Commodity contracts	-	-	(306)	(306)	43	(263)
	(576)	(49)	(1,453)	(2,078)	99	(1,979)
Total net derivative asset/(liability)
Foreign exchange contracts	33	(104)	(1,362)	(1,433)	-	(1,433)
Interest rate contracts	(1,001)	-	-	(1,001)	-	(1,001)
Commodity contracts	51	-	32	83	(33)[1]	50
Other contracts	9	-	11	20	-	20
	(908)	(104)	(1,319)	(2,331)	(33)	(2,364)

1	Amount available for offset includes $17 million (2014 - $33 million) of cash collateral.

Schedule of the maturity and notional principal or quantity outstanding related to the Company's derivative instruments

December 31, 2015	2016	2017	2018	2019	2020	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	172	413	2	2	2	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	3,059	3,213	3,133	2,630	2,303	787
Foreign exchange contracts - GBP forwards - purchase (millions of GBP)	70	77	6	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	-	89	25	144
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	8,382	7,604	4,536	1,574	156	406
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,291	3,371	1,960	773	-	-
Equity contracts (millions of Canadian dollars)	51	48	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(126)	(209)	(17)	2	1	-
Commodity contracts - crude oil (millions of barrels)	(6)	(17)	(9)	-	-	-
Commodity contracts - NGL (millions of barrels)	(5)	1	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	40	40	30	31	35	(35)

December 31, 2014	2015	2016	2017	2018	2019	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	240	25	413	2	2	2
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	3,203	2,470	2,832	3,100	2,441	2,901
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	15	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	5,767	5,486	4,851	3,529	222	469
Interest rate contracts - long-term debt (millions of Canadian dollars)	3,528	1,762	2,470	1,176	-	-
Equity contracts (millions of Canadian dollars)	41	51	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(62)	(10)	(25)	(1)	-	-
Commodity contracts - crude oil (millions of barrels)	3	(18)	(18)	(9)	-	-
Commodity contracts - NGL (millions of barrels)	(5)	-	-	-	-	-
Commodity contracts - power (MWH)	25	40	40	30	31	-

Schedule of effect of cash flow hedges and net investment hedges on the Company's consolidated earnings and consolidated comprehensive income, before the effect of income taxes

Year ended December 31,	2015	2014
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	77	8
Interest rate contracts	(275)	(1,086)
Commodity contracts	9	50
Other contracts	(47)	13
Net investment hedges
Foreign exchange contracts	(248)	(113)
	(484)	(1,128)
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts[1]	9	8
Interest rate contracts[2]	128	101
Commodity contracts[3]	(46)	4
Other contracts[4]	28	(7)
	119	106
De-designation of qualifying hedges in connection with the Canadian Restructuring Plan (Note 1)
Interest rate contracts[2,5]	338	-
	338	-
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts[2]	21	216
Commodity contracts[3]	5	(6)
	26	210

1	Reported within Transportation and other services revenues and Other expense in the Consolidated Statements of Earnings.
2	Reported within Interest expense in the Consolidated Statements of Earnings.
3	Reported within Transportation and other services revenues, Commodity sales revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.
5	The amounts above include $338 million relating to the de-designation of qualifying hedges in connection with the Canadian Restructuring Plan.

Schedule of unrealized gains and losses associated with changes in the fair value of the Company's non-qualifying derivatives

Year ended December 31,	2015	2014
(millions of Canadian dollars)
Foreign exchange contracts[1]	(2,187)	(936)
Interest rate contracts[2]	(363)	4
Commodity contracts[3]	199	1,031
Other contracts[4]	(22)	7
Total unrealized derivative fair value gains/(loss)	(2,373)	106

1

Reported within Transportation and other services revenues (2015 - $1,383 million loss; 2014 - $496 million loss) and Other expense (2015 - $804 million loss; 2014 - $440 million loss) in the Consolidated Statements of Earnings.

2	Reported as an (increase)/decrease within Interest expense in the Consolidated Statements of Earnings.
3

Reported within Transportation and other services revenues (2015 - $328 million gain; 2014 - $741 million gain), Commodity sales (2015 - $226 million loss; 2014 - nil), Commodity costs (2015 - $99 million gain; 2014 - $303 million gain) and Operating and administrative expense (2015 - $2 million loss; 2014 - $13 million loss) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments

December 31,	2015	2014
(millions of Canadian dollars)
Canadian financial institutions	47	58
United States financial institutions	450	240
European financial institutions	95	73
Asian financial institutions	4	-
Other[1]	213	310
	809	681
1	Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

Schedule of derivative assets and liabilities measured at fair value

December 31, 2015	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	10	-	10
Interest rate contracts	-	2	-	2
Commodity contracts	14	210	555	779
Other contracts	-	-	-	-
	14	222	555	791
Long-term derivative assets
Foreign exchange contracts	-	128	-	128
Interest rate contracts	-	18	-	18
Commodity contracts	-	121	106	227
Other contracts	-	-	-	-
	-	267	106	373
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(872)	-	(872)
Interest rate contracts	-	(564)	-	(564)
Commodity contracts	(3)	(130)	(368)	(501)
Other contracts	-	(8)	-	(8)
	(3)	(1,574)	(368)	(1,945)
Long-term derivative liabilities
Foreign exchange contracts	-	(3,048)	-	(3,048)
Interest rate contracts	-	(629)	-	(629)
Commodity contracts	-	(21)	(239)	(260)
Other contracts	-	(13)	-	(13)
	-	(3,711)	(239)	(3,950)
Total net financial asset/(liability)
Foreign exchange contracts	-	(3,782)	-	(3,782)
Interest rate contracts	-	(1,173)	-	(1,173)
Commodity contracts	11	180	54	245
Other contracts	-	(21)	-	(21)
	11	(4,796)	54	(4,731)

December 31, 2014	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	13	-	13
Interest rate contracts	-	8	-	8
Commodity contracts	62	140	333	535
Other contracts	-	12	-	12
	62	173	333	568
Long-term derivative assets
Foreign exchange contracts	-	51	-	51
Interest rate contracts	-	5	-	5
Commodity contracts	-	22	113	135
Other contracts	-	8	-	8
	-	86	113	199
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(301)	-	(301)
Interest rate contracts	-	(438)	-	(438)
Commodity contracts	(28)	(137)	(116)	(281)
	(28)	(876)	(116)	(1,020)
Long-term derivative liabilities
Foreign exchange contracts	-	(1,196)	-	(1,196)
Interest rate contracts	-	(576)	-	(576)
Commodity contracts	-	(125)	(181)	(306)
	-	(1,897)	(181)	(2,078)
Total net financial asset/(liability)
Foreign exchange contracts	-	(1,433)	-	(1,433)
Interest rate contracts	-	(1,001)	-	(1,001)
Commodity contracts	34	(100)	149	83
Other contracts	-	20	-	20
	34	(2,514)	149	(2,331)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments

December 31, 2015	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price	Unit of Measurement
(fair value in millions of Canadian dollars)
Commodity contracts - financial[1]
Natural gas	(2)	Forward gas price	2.89	4.26	3.53	$/mmbtu[3]
NGL	8	Forward NGL price	0.21	1.28	0.87	$/gallon
Power	(148)	Forward power price	30.00	73.76	53.44	$/MWH
Commodity contracts - physical[1]
Natural gas	(69)	Forward gas price	2.04	5.69	3.14	$/mmbtu[3]
Crude	132	Forward crude price	28.59	87.40	51.71	$/barrel
NGL	3	Forward NGL price	0.21	1.67	0.74	$/gallon
Commodity options[2]
Crude	51	Option volatility	26%	37%	32%
NGL	79	Option volatility	13%	74%	34%
	54

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.
2	Commodity options contracts are valued using an option model valuation technique.
3	One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy

Year ended December 31,	2015	2014
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	149	(164)
Total gains/(loss)
Included in earnings[1]	136	252
Included in OCI	(1)	32
Settlements	(230)	29
Level 3 net derivative asset at end of period	54	149
1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.